Description of the Plan (Details) - EBP 001 h in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) loan h	Dec. 31, 2024 USD ($)	Nov. 01, 2024	Oct. 21, 2024	Sep. 03, 2024 USD ($)
EBP, Description of Plan [Line Items]
Percentage of common stock sold by former parent				100.00%
Assets transferred into plan	$ 180,800,000	$ 1,795
Notes receivable from participants	3,265,295	$ 3,646,998	$ 3,265,295			$ 3,200,000
Pretax, maximum annual compensation to total compensation, percentage		75.00%
Automatic deferral rate, annual increase		1.00%
Profit sharing and retirement contributions		$ 5,000,000.0	3,700,000
Profit sharing and retirement contributions included in Employer contributions receivable		$ 4,400,000	3,100,000
Incremental participant allocated contribution percentage		1.00%
Common stock exchange ratio					0.25
Vesting percentage		100.00%
Minimum annual hours of required service for vesting purposes | h		1
Distribution period		9 years
Minimum borrowing, amount		$ 1,000
Maximum borrowing, amount		$ 50,000
Maximum approved loans | loan		2
General loan, borrowing term		5 years
Primary residence, borrowing term		15 years
Forfeited nonvested account	$ 15,800	$ 52,700	$ 15,800
Maximum borrowing, to total account, percentage		50.00%
Fixed Rate Contribution
EBP, Description of Plan [Line Items]
Vesting period		3 years
Forfeited nonvested account, decrease from employer contribution		$ 319,300
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate		6.00%
Participant loan, interest rate		4.25%	4.25%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate		15.00%
Participant loan, interest rate		9.50%	9.50%